STOCKHOLDERS' DEFICIT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Total	$ 181,700	$ 40,200	$ 462,700	$ 70,900	$ 758,400	$ 241,700
Research [Member]
Total	2,200	10,400	8,700	20,800	41,600	41,600
Product Development [Member]
Total	93,000	7,700	190,400	16,800	47,900	52,300
Sales And Marketing [Member]
Total	24,400	14,900	46,900	14,900	30,200	81,600
General And Administrative [Member]
Total	$ 62,100	$ 7,200	$ 216,700	$ 18,400	$ 638,700	$ 66,200